FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Continental Corporation
Address: 333 S. Wabash
	 Chicago,IL 60604


13F File Number:  28-172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Karla Kambic Lammers
Title: Vice President and Associate General Counsel
Phone: (312) 822 1337
Signature, Place, and Date of Signing:

/s/ Karla Kambic Lammers           Chicago, IL                        08/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



The securities on which The Continental Corporation exercises shared investment discretion have been reported upon by CNA Financial Corporation on behalf of The Continental Corporation.

Report Type (Check only one.):

 [    ]              13F HOLDINGS REPORT.

 [  x ]              13F NOTICE.

 [    ]              13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

CNAF Financial Corporation